Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Operating Expenses
Schedule of vessel operating expenses

For the year ended December 31,	2025	2024	2023
Crew costs	26,130,171	23,963,712	25,824,142
Insurances	3,269,961	3,213,131	3,273,552
Stores	3,753,532	3,798,246	1,874,962
Spares	3,765,560	3,139,300	2,556,623
Repairs and surveys	1,983,375	1,964,837	2,188,650
Flag expenses	1,057,825	875,347	643,661
Lubricants	2,881,776	3,225,877	3,250,710
Telecommunication expenses	574,140	397,166	450,040
Miscellaneous expenses	1,824,107	1,856,642	1,679,945
Total	45,240,447	42,434,258	41,742,285